Depreciation, depletion and amortization (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of operating segments [line items]
Depreciation, depletion and amortization	$ 4,588	$ 3,811	$ 9,049	$ 7,742
Reportable segments | Upstream
Disclosure of operating segments [line items]
Depreciation, depletion and amortization	3,684	3,225	7,295	6,585
Reportable segments | Upstream | US
Disclosure of operating segments [line items]
Depreciation, depletion and amortization	1,288	999	2,401	2,087
Reportable segments | Upstream | Non-US
Disclosure of operating segments [line items]
Depreciation, depletion and amortization	2,396	2,226	4,894	4,498
Reportable segments | Downstream
Disclosure of operating segments [line items]
Depreciation, depletion and amortization	725	514	1,431	1,035
Reportable segments | Downstream | US
Disclosure of operating segments [line items]
Depreciation, depletion and amortization	333	221	656	440
Reportable segments | Downstream | Non-US
Disclosure of operating segments [line items]
Depreciation, depletion and amortization	392	293	775	595
Other businesses and corporate
Disclosure of operating segments [line items]
Depreciation, depletion and amortization	179	72	323	122
Other businesses and corporate | US
Disclosure of operating segments [line items]
Depreciation, depletion and amortization	14	16	27	32
Other businesses and corporate | Non-US
Disclosure of operating segments [line items]
Depreciation, depletion and amortization	$ 165	$ 56	$ 296	$ 90